Segment information - Additional information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2020 USD ($) segment	Sep. 30, 2019	May 28, 2019 USD ($)	Jan. 29, 2018 USD ($)	Aug. 31, 2014 USD ($)
Number of Operating Segments | segment	2
Revolving credit facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 85	$ 85	$ 85
Revolving credit facility [Member] | Hoegh LNG [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85
$385 million facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%	50.00%